Debt securities in issue	12 Months Ended
Dec. 31, 2024
Debt securities in issue [Abstract]
Debt securities in issue
17 Debt securities in issue
Debt securities in issue relate to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING Group, except for subordinated items. Debt securities in issue do not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business.

Debt securities in issue – maturities
In EUR million	2024	2023
Fixed rate debt securities
Within 1 year	27,333	31,255
More than 1 year but less than 2 years	13,085	7,855
More than 2 years but less than 3 years	10,857	13,361
More than 3 years but less than 4 years	13,300	10,265
More than 4 years but less than 5 years	12,201	11,924
More than 5 years	30,640	26,987
Total fixed rate debt securities	107,416	101,645

Floating rate debt securities
Within 1 year	26,262	17,871
More than 1 year but less than 2 years	2,821	226
More than 2 years but less than 3 years	1,939	2,624
More than 3 years but less than 4 years	117	880
More than 4 years but less than 5 years	902	0
More than 5 years	2,910	1,423
Total floating rate debt securities	34,951	23,025

Total debt securities	142,367	124,670
Reference is made to the consolidated statement of cash flows for further information on issuances, redemptions and non-cash movements.